T. ROWE PRICE Institutional Emerging Markets Equity Fund
July 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.7%
Common Stocks 1.7%
Globant (USD) (1) 37,300 8,921
MercadoLibre (USD) (1) 16,354 25,654
Total Argentina (Cost
$11,648
)
34,575
BELGIUM 0.8%
Common Stocks 0.8%
Anheuser-Busch InBev  237,863 15,012
Total Belgium (Cost
$20,726
)
15,012
BRAZIL 7.1%
Common Stocks 4.4%
B3  5,789,900 17,031
Lojas Renner  922,545 7,324
Pagseguro Digital, Class A (USD) (1) 242,929 13,468
Raia Drogasil  4,279,115 20,778
Rede D'Or Sao Luiz  562,912 7,486
StoneCo, Class A (USD) (1) 202,269 11,902
XP, Class A (USD) (1) 223,733 9,186
87,175
Preferred Stocks 2.7%
Itau Unibanco Holding  9,327,743 54,123
54,123
Total Brazil (Cost
$111,877
)
141,298
CHILE 0.8%
Common Stocks 0.8%
Banco Santander Chile, ADR (USD)  816,442 15,953
Total Chile (Cost
$17,472
)
15,953
CHINA 30.0%
Common Stocks 25.2%
Alibaba Group Holding (HKD) (1) 1,493,124 36,466
Alibaba Group Holding, ADR
(USD) (1) 363,856 71,021
Anhui Conch Cement, H Shares
(HKD)  3,201,500 15,312
China Mengniu Dairy (HKD)  8,185,000 44,440
China Merchants Bank, H Shares
(HKD)  1,354,500 10,304
China Overseas Land & Investment
(HKD)  9,299,000 19,490
China Resources Beer Holdings
(HKD)  274,000 2,055
ENN Energy Holdings (HKD)  694,900 14,501
Greentown Service Group (HKD)  4,628,000 5,038
Meituan, Class B (HKD) (1) 985,000 27,256
Shares $ Value
(Cost and value in $000s)
New Oriental Education &
Technology Group, ADR (USD) (1) 1,618,700 3,513
Pinduoduo, ADR (USD) (1) 144,000 13,192
Ping An Insurance Group, H Shares
(HKD)  4,014,000 35,126
Sino Biopharmaceutical (HKD)  12,418,000 10,549
Tencent Holdings (HKD)  2,150,200 129,675
Tencent Music Entertainment
Group, ADR (USD) (1) 335,500 3,546
Trip.com Group, ADR (USD) (1) 391,273 10,146
Yum China Holdings (USD)  455,700 28,340
Zhongsheng Group Holdings (HKD)  2,159,500 19,903
499,873
Common Stocks - China A
Shares 4.8%
Gree Electric Appliances of Zhuhai,
A Shares (CNH)  2,378,500 17,504
Gree Electric Appliances of Zhuhai,
A Shares (2) 100,000 736
Hongfa Technology, A Shares (CNH)  1,149,100 11,713
Jiangsu Hengrui Medicine, A Shares
(CNH)  862,920 7,291
Kweichow Moutai, A Shares (CNH)  16,571 4,316
Kweichow Moutai, A Shares (2) 68,513 17,845
Midea Group, A Shares (CNH)  891,562 8,794
Ping An Insurance Group, A
Shares (2) 157,200 1,310
Songcheng Performance
Development, A Shares (CNH)  3,756,400 7,382
Songcheng Performance
Development, A Shares (2) 3,848,553 7,564
Yifeng Pharmacy Chain, A Shares
(CNH)  1,364,340 10,323
94,778
Total China (Cost
$436,680
)
594,651
CZECH REPUBLIC 0.5%
Common Stocks 0.5%
Komercni banka (1) 245,163 9,101
Total Czech Republic (Cost
$9,051
)
9,101
HONG KONG 4.2%
Common Stocks 4.2%
AIA Group  4,901,600 58,651
Budweiser Brewing APAC  5,242,700 14,631
Hong Kong Exchanges & Clearing  145,200 9,280
Total Hong Kong (Cost
$51,082
)
82,562

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank (1) 350,565 18,904
Total Hungary (Cost
$13,677
)
18,904
INDIA 7.5%
Common Stocks 7.5%
HDFC Bank  1,513,241 29,091
Housing Development Finance  1,316,611 43,367
Infosys  2,270,477 49,521
Kotak Mahindra Bank (1) 597,811 13,344
Maruti Suzuki India  75,231 7,085
Tata Consultancy Services  141,331 6,026
Total India (Cost
$90,313
)
148,434
INDONESIA 0.8%
Common Stocks 0.8%
Astra International  23,990,200 7,833
Bank Central Asia  4,168,200 8,605
Total Indonesia (Cost
$16,748
)
16,438
MEXICO 1.6%
Common Stocks 1.6%
Grupo Aeroportuario del Sureste,
ADR (USD) (1) 82,167 14,890
Wal-Mart de Mexico  5,176,510 17,054
Total Mexico (Cost
$22,350
)
31,944
NETHERLANDS 2.2%
Common Stocks 2.2%
ASML Holding  14,899 11,389
Heineken  35,985 4,190
Prosus  312,648 27,894
Total Netherlands (Cost
$43,334
)
43,473
PERU 0.6%
Common Stocks 0.6%
Credicorp (USD) (1) 123,655 12,484
Total Peru (Cost
$23,853
)
12,484
PHILIPPINES 1.4%
Common Stocks 1.4%
SM Investments  1,027,657 18,736
Universal Robina  3,547,430 8,996
Total Philippines (Cost
$21,382
)
27,732
Shares $ Value
(Cost and value in $000s)
POLAND 0.3%
Common Stocks 0.3%
InPost (EUR) (1) 300,568 5,893
Total Poland (Cost
$5,947
)
5,893
RUSSIA 4.7%
Common Stocks 4.7%
Mail.Ru Group, GDR (USD) (1) 383,855 7,942
Ozon Holdings, ADR (USD) (1) 156,040 8,147
Sberbank of Russia, ADR (USD)  3,115,192 51,841
X5 Retail Group, GDR (USD)  368,777 11,939
Yandex, Class A (USD) (1) 180,283 12,247
Total Russia (Cost
$65,563
)
92,116
SAUDI ARABIA 1.3%
Common Stocks 1.3%
Al Rajhi Bank  397,819 11,770
Saudi National Bank  947,112 13,906
Total Saudi Arabia (Cost
$17,388
)
25,676
SINGAPORE 0.2%
Common Stocks 0.2%
Sea, ADR (USD) (1) 13,477 3,722
Total Singapore (Cost
$2,979
)
3,722
SOUTH AFRICA 2.5%
Common Stocks 2.5%
Capitec Bank Holdings  81,825 9,083
Clicks Group  615,897 11,150
FirstRand  3,762,826 13,958
Shoprite Holdings  1,406,160 15,405
Total South Africa (Cost
$44,897
)
49,596
SOUTH KOREA 11.7%
Common Stocks 11.2%
Coupang (USD) (1) 227,969 8,280
KakaoBank (1) 15,497 525
LG Household & Health Care  43,946 55,681
NAVER  123,337 46,486
Samsung Electronics  1,612,320 110,180
221,152

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.5%
Samsung Electronics  161,232 10,122
10,122
Total South Korea (Cost
$86,829
)
231,274
TAIWAN 13.6%
Common Stocks 13.6%
Largan Precision  257,000 27,044
MediaTek  437,000 14,289
President Chain Store  1,646,000 16,533
Taiwan Semiconductor
Manufacturing  9,569,219 199,992
Vanguard International
Semiconductor  2,958,000 12,256
Total Taiwan (Cost
$104,756
)
270,114
THAILAND 1.6%
Common Stocks 1.6%
Airports of Thailand  3,430,200 5,897
CP ALL  14,521,100 26,146
Total Thailand (Cost
$29,577
)
32,043
Shares $ Value
(Cost and value in $000s)
TURKEY 0.7%
Common Stocks 0.7%
BIM Birlesik Magazalar  651,710 4,905
D-MARKET Elektronik Hizmetler ve
Ticaret, ADR (USD) (1) 613,164 8,075
Total Turkey (Cost
$12,226
)
12,980
UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
First Abu Dhabi Bank  3,837,637 17,313
Network International Holdings
(GBP) (1) 1,568,527 7,428
Total United Arab Emirates (Cost
$19,077
)
24,741
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve
Fund, 0.04% (3)(4) 29,953,548 29,954
Total Short-Term Investments
(Cost $29,954) 29,954
Total Investments in
Securities 99.5%
(Cost $1,309,386) $ 1,970,670
Other Assets Less Liabilities 0.5% 9,695
Net Assets 100.0% $ 1,980,365
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 20+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 37,151  ¤  ¤ $ 29,954^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $20 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $29,954.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Emerging Markets Equity Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E146-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 282,687 $ 1,593,784 $ — $ 1,876,471
Preferred Stocks — 64,245 — 64,245
Short-Term Investments 29,954 — — 29,954
Total $ 312,641 $ 1,658,029 $ — $ 1,970,670